Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—98.5%
AUSTRALIA—0.7%
Materials—0.7%
Rio Tinto PLC, ADR	117,400	$ 7,092,134
BRAZIL—1.6%
Industrials—1.0%
CCR SA	5,206,200	10,004,299
Materials—0.6%
Vale SA, ADR	596,100	5,537,769
Total Brazil		15,542,068
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.(a)	299,300	12,941,732
CHINA—2.1%
Communication Services—1.4%
Tencent Holdings Ltd.	270,000	14,206,099
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	1,189,500	6,697,698
Total China		20,903,797
DENMARK—1.8%
Financials—1.1%
Tryg AS	573,100	11,610,172
Health Care—0.7%
Novo Nordisk AS, Class B	79,300	6,694,871
Total Denmark		18,305,043
FRANCE—5.8%
Consumer Discretionary—0.9%
LVMH Moet Hennessy Louis Vuitton SE	12,700	9,288,835
Consumer Staples—1.9%
Danone SA	149,700	10,485,727
Pernod Ricard SA	77,900	8,896,901
		19,382,628
Energy—1.3%
TotalEnergies SE, ADR(a)	219,300	12,725,979
Industrials—0.6%
Teleperformance SE	66,469	6,224,271
Utilities—1.1%
Engie SA	644,700	10,642,632
Total France		58,264,345
GERMANY—4.0%
Communication Services—1.1%
Deutsche Telekom AG	331,200	11,111,416
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	151,400	9,211,197
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,800	10,732,238
Utilities—0.9%
RWE AG	303,900	9,417,481
Total Germany		40,472,332
Shares		Value

HONG KONG—0.6%
Financials—0.6%
Hong Kong Exchanges & Clearing Ltd.	154,900	$ 6,062,733
IRELAND—1.0%
Information Technology—1.0%
Accenture PLC, Class A	27,000	10,393,650
JAPAN—1.3%
Financials—1.3%
Mitsubishi UFJ Financial Group, Inc.	1,045,400	13,220,537
NETHERLANDS—3.7%
Financials—1.3%
ING Groep NV, Series N	773,200	12,851,270
Information Technology—2.4%
ASML Holding NV	16,500	12,206,091
BE Semiconductor Industries NV	97,800	12,472,570
		24,678,661
Total Netherlands		37,529,931
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	1,113,371	14,200,797
SOUTH KOREA—0.4%
Materials—0.4%
LG Chem Ltd.(b)	26,600	4,314,135
SPAIN—1.6%
Communication Services—0.8%
Cellnex Telecom SA(b)(c)	236,900	7,934,539
Consumer Discretionary—0.8%
Amadeus IT Group SA	104,800	7,669,007
Total Spain		15,603,546
TAIWAN—3.0%
Information Technology—3.0%
Hon Hai Precision Industry Co. Ltd.	1,716,900	9,167,616
Taiwan Semiconductor Manufacturing Co. Ltd.	635,200	21,198,584
		30,366,200
UNITED KINGDOM—4.1%
Consumer Discretionary—0.4%
Taylor Wimpey PLC	2,839,500	4,205,290
Financials—1.4%
London Stock Exchange Group PLC	96,400	14,345,087
Health Care—1.3%
AstraZeneca PLC, ADR	183,000	12,949,080
Industrials—1.0%
BAE Systems PLC	661,100	9,993,336
Total United Kingdom		41,492,793
UNITED STATES—64.1%
Communication Services—3.6%
Alphabet, Inc., Class C(a)	176,400	36,267,840
Consumer Discretionary—6.3%
Genuine Parts Co.	84,400	9,811,500
Lowe's Cos., Inc.(a)	59,600	15,498,384
NIKE, Inc., Class B	109,600	8,428,240

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
TJX Cos., Inc.(a)	135,800	$ 16,946,482
Wyndham Hotels & Resorts, Inc.	117,921	12,384,063
		63,068,669
Consumer Staples—5.2%
Coca-Cola Co.	185,400	11,769,192
Keurig Dr. Pepper, Inc.	401,700	12,894,570
Mondelez International, Inc., Class A(a)	151,000	8,756,490
Nestle SA	102,600	8,714,908
Target Corp.(a)	73,600	10,150,176
		52,285,336
Energy—2.1%
Schlumberger NV	176,200	7,097,336
Williams Cos., Inc.	260,900	14,461,687
		21,559,023
Financials—10.0%
Bank of America Corp.(a)	300,500	13,913,150
Blackstone, Inc.	61,700	10,927,687
CME Group, Inc.	49,600	11,731,392
Fidelity National Information Services, Inc.	145,900	11,886,473
Goldman Sachs Group, Inc.	30,100	19,276,040
JPMorgan Chase & Co.	75,700	20,234,610
MetLife, Inc.	148,700	12,864,037
		100,833,389
Health Care—9.3%
AbbVie, Inc.	81,700	15,024,630
CVS Health Corp.	136,500	7,709,520
Eli Lilly & Co.	6,100	4,947,588
Johnson & Johnson	42,800	6,512,020
Medtronic PLC(a)	116,500	10,580,530
Merck & Co., Inc.	106,500	10,524,330
Roche Holding AG	40,600	12,763,491
Sanofi SA	140,993	15,323,407
UnitedHealth Group, Inc.(a)	19,900	10,795,551
		94,181,067
Industrials—6.3%
FedEx Corp.(a)	34,900	9,243,963
Ferrovial SE	242,176	10,336,870
Honeywell International, Inc.	45,500	10,179,260
Norfolk Southern Corp.(a)	48,200	12,305,460
Schneider Electric SE	42,900	10,880,498
Waste Management, Inc.	49,200	10,836,792
		63,782,843
Information Technology—14.6%
Amdocs Ltd.	132,600	11,693,994
Shares		Value

Analog Devices, Inc.	52,500	$ 11,124,225
Apple, Inc.(a)	133,700	31,553,200
Broadcom, Inc.(a)	150,600	33,323,262
Cisco Systems, Inc.(a)	222,000	13,453,200
Microsoft Corp.(a)	89,100	36,981,846
Oracle Corp.	55,300	9,404,318
		147,534,045
Materials—2.0%
Linde PLC	30,200	13,408,807
Newmont Corp.	160,800	6,869,376
		20,278,183
Real Estate—1.8%
American Tower Corp., REIT	45,400	8,396,730
Gaming & Leisure Properties, Inc., REIT	202,600	9,803,814
		18,200,544
Utilities—2.9%
CMS Energy Corp.(a)	152,800	10,084,800
FirstEnergy Corp.(a)	233,200	9,281,360
NextEra Energy, Inc.(a)	143,000	10,233,080
		29,599,240
Total United States		647,590,179
Total Common Stocks		994,295,952
PREFERRED STOCKS—1.1%
SOUTH KOREA—1.1%
Information Technology—1.1%
Samsung Electronics Co. Ltd.	394,600	11,581,697
Total Preferred Stocks		11,581,697
Total Investments (Cost $730,913,753)—99.6%		1,005,877,649
Other Assets in Excess of Liabilities—0.4%		4,051,585
Net Assets—100.0%		$1,009,929,234

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/10/2025	Goldman Sachs & Co.	USD	77,011,617	EUR	73,500,000	$76,489,424	$522,193

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
3

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4